United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/21

Date of Reporting Period: Six months ended 03/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2021

Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX
	Institutional | VSFIX	R6 | VSFSX

Federated Hermes Clover Small Value Fund
(formerly, Federated Clover Small Value Fund)
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Hermes Equity Funds
(formerly, Federated Equity Funds)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2020 through March 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	26.4%
Industrials	17.2%
Consumer Discretionary	10.7%
Information Technology	8.7%
Materials	7.0%
Real Estate	6.5%
Energy	5.3%
Utilities	4.0%
Consumer Staples	3.2%
Health Care	2.7%
Communication Services	2.6%
Exchange-Traded Fund	1.9%
Cash Equivalents[2]	3.7%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 94.3%
		Communication Services— 2.6%
25,105		Nexstar Media Group, Inc., Class A	$3,525,495
180,372	[1]	Orbcomm, Inc.	1,376,239
		TOTAL	4,901,734
		Consumer Discretionary— 10.7%
42,187		American Eagle Outfitters, Inc.	1,233,548
13,767	[1]	Asbury Automotive Group, Inc.	2,705,215
63,300	[1]	Bloomin Brands, Inc.	1,712,265
58,445	[1]	Boyd Gaming Corp.	3,445,917
24,141		Kontoor Brands, Inc.	1,171,563
8,764	[1]	LGI Homes, Inc.	1,308,553
35,770		Monro Muffler Brake, Inc.	2,353,666
44,193		Steven Madden Ltd.	1,646,631
39,354		Travel + Leisure Co.	2,406,891
38,856	[1]	Urban Outfitters, Inc.	1,445,055
9,115	[1]	Visteon Corp.	1,111,574
		TOTAL	20,540,878
		Consumer Staples— 3.2%
21,385	[1]	Darling Ingredients, Inc.	1,573,508
106,266	[1]	Hostess Brands, Inc.	1,523,854
72,252	[1]	Mission Produce, Inc.	1,373,511
97,369		Primo Water Corp.	1,583,220
		TOTAL	6,054,093
		Energy— 5.3%
57,478	[1]	Bonanza Creek Energy, Inc.	2,053,689
101,430	[1]	Championx Corp.	2,204,074
71,077	[1]	CNX Resources Corp.	1,044,832
82,045	[1]	PDC Energy, Inc.	2,822,348
13,921	[1]	Renewable Energy Group, Inc.	919,343
35,235		World Fuel Services Corp.	1,240,272
		TOTAL	10,284,558
		Financials— 26.4%
58,405		American Equity Investment Life Holding Co.	1,841,510
30,643		Ameris Bancorp	1,609,064
55,761		Argo Group International Holdings Ltd.	2,805,894
84,855		BancorpSouth Bank	2,756,090
78,835		CNO Financial Group, Inc.	1,914,902
36,210		Cowen Group, Inc.	1,272,781
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
101,989		First BanCorp	$1,148,396
158,820		First Commonwealth Financial Corp.	2,282,243
53,541		First Interstate BancSystem, Inc., Class A	2,465,028
50,060		Flagstar Bancorp, Inc.	2,257,706
45,320		Hancock Whitney Corp.	1,903,893
14,325		Hanover Insurance Group, Inc.	1,854,514
26,585		Horace Mann Educators Corp.	1,148,738
136,745		Investors Bancorp, Inc.	2,008,784
68,295		KKR Real Estate Finance Trust, Inc.	1,255,945
112,536		OceanFirst Financial Corp.	2,694,112
100,680		Old National Bancorp	1,947,151
49,390		Pennymac Mortgage Investment Trust	968,044
11,980		Primerica, Inc.	1,770,884
70,449		Radian Group, Inc.	1,637,939
54,092		Stifel Financial Corp.	3,465,134
70,165		Synovus Financial Corp.	3,210,049
80,835		United Community Banks, Inc.	2,758,090
163,011		Valley National Bancorp	2,239,771
32,364		WSFS Financial Corp.	1,611,404
		TOTAL	50,828,066
		Health Care— 2.7%
112,693	[1]	Aurinia Pharmaceuticals, Inc.	1,463,318
43,280	[1]	Envista Holdings Corp.	1,765,824
3,015	[1]	Novavax, Inc.	546,650
18,825	[1]	Syneos Health, Inc.	1,427,876
		TOTAL	5,203,668
		Industrials— 17.2%
17,908		ABM Industries, Inc.	913,487
39,567		Barnes Group, Inc.	1,960,149
20,417	[1]	Casella Waste Systems, Inc.	1,297,909
267,566		Costamare, Inc.	2,573,985
45,760		Healthcare Services Group, Inc.	1,282,653
21,254	[1]	Herc Holdings, Inc.	2,153,668
64,628		Hillenbrand, Inc.	3,083,402
13,941	[1]	NV5 Holdings, Inc.	1,346,282
61,149		Rexnord Corp.	2,879,506
29,480		Ryder System, Inc.	2,230,162
41,218	[1]	SkyWest, Inc.	2,245,557
48,717		Spirit AeroSystems Holdings, Inc., Class A	2,370,082
33,097	[1]	SPX Corp.	1,928,562
46,336		Terex Corp.	2,134,699
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
170,731	[1]	Titan International, Inc.	$1,584,384
5,706		Unifirst Corp.	1,276,489
21,303	[1]	WESCO International, Inc.	1,843,349
		TOTAL	33,104,325
		Information Technology— 8.7%
84,225		Benchmark Electronics, Inc.	2,604,237
50,649		Comtech Telecommunications Corp.	1,258,121
16,814	[1]	ePlus, Inc.	1,675,347
436,906	[1]	Moneygram International, Inc.	2,870,472
39,644	[1]	Perficient, Inc.	2,327,896
29,760	[1]	SMART Global Holdings, Inc.	1,369,555
24,035	[1]	SunPower Corp.	803,971
99,827	[1]	TTM Technologies, Inc.	1,447,492
41,423	[1]	Ultra Clean Holdings, Inc.	2,404,191
		TOTAL	16,761,282
		Materials— 7.0%
86,362	[1]	Alcoa Corp.	2,805,901
23,125		Ashland Global Holdings, Inc.	2,052,806
101,823		Cleveland-Cliffs, Inc.	2,047,660
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
84,913		Huntsman Corp.	2,448,042
20,373		Louisiana-Pacific Corp.	1,129,887
95,027		Trox Holdings PLC	1,738,994
45,958		United States Steel Corp.	1,202,721
		TOTAL	13,426,011
		Real Estate— 6.5%
187,454		Lexington Realty Trust	2,082,614
417,300		New Senior Investment Group, Inc.	2,599,779
209,793	[1]	Retail Opportunity Investments Corp.	3,329,415
26,632	[1]	Ryman Hospitality Properties	2,064,246
193,882	[1]	Sunstone Hotel Investors, Inc.	2,415,770
		TOTAL	12,491,824
		Utilities— 4.0%
47,059		Clearway Energy, Inc.	1,324,240
42,990		Otter Tail Corp.	1,984,848
60,369		Portland General Electric Co.	2,865,717
21,230		Spire, Inc.	1,568,685
		TOTAL	7,743,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $129,598,963)	181,339,929
Semi-Annual Shareholder Report
4

Shares		Value
	EXCHANGE-TRADED FUND— 1.9%
23,162	iShares Russell 2000 Value ETF (IDENTIFIED COST $3,223,352)	$3,693,644
	INVESTMENT COMPANY— 3.7%
7,134,800	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3] (IDENTIFIED COST $7,136,376)	7,136,227
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $139,958,691)[4]	192,169,800
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	252,423
	TOTAL NET ASSETS—100%	$192,422,223
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2020	$6,466,298
Purchases at Cost	$29,345,577
Proceeds from Sales	$(28,674,500)
Change in Unrealized Appreciation/Depreciation	$(149)
Net Realized Gain/(Loss)	$(999)
Value as of 3/31/2021	$7,136,227
Shares Held as of 3/31/2021	7,134,800
Dividend Income	$1,604

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
5

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$169,804,963	$—	$0	$169,804,963
International	11,534,966	—	—	11,534,966
Exchange-Traded Fund	3,693,644	—	—	3,693,644
Investment Company	7,136,227	—	—	7,136,227
TOTAL SECURITIES	$192,169,800	$—	$0	$192,169,800

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$17.10	$19.23	$26.36	$29.16	$24.82	$23.20
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.03	0.05	0.02	0.17	0.16
Net realized and unrealized gain (loss)	9.92	(2.09)	(3.03)	1.47	4.80	1.96
Total From Investment Operations	9.96	(2.06)	(2.98)	1.49	4.97	2.12
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.02)	(0.11)	(0.14)	(0.06)
Distributions from net realized gain	—	—	(4.13)	(4.18)	(0.49)	(0.44)
Total Distributions	(0.03)	(0.07)	(4.15)	(4.29)	(0.63)	(0.50)
Net Asset Value, End of Period	$27.03	$17.10	$19.23	$26.36	$29.16	$24.82
Total Return[2]	58.25%	(10.77)%	(11.25)%	5.64%	20.24%	9.27%
Ratios to Average Net Assets:
Net expenses[3]	1.26%[4]	1.26%	1.26%	1.27%	1.27%	1.26%
Net investment income	0.39%[4]	0.16%	0.26%	0.09%	0.64%	0.70%
Expense waiver/reimbursement[5]	0.27%[4]	0.21%	0.21%	0.16%	0.17%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,801	$45,527	$62,463	$94,210	$102,606	$126,015
Portfolio turnover	53%	89%	74%	84%	66%	89%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.81	$17.85	$24.95	$27.91	$23.83	$22.40
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.10)	(0.09)	(0.17)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	9.15	(1.94)	(2.88)	1.39	4.60	1.88
Total From Investment Operations	9.11	(2.04)	(2.97)	1.22	4.57	1.87
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gain	—	—	(4.13)	(4.18)	(0.49)	(0.44)
Total Distributions	—	—	(4.13)	(4.18)	(0.49)	(0.44)
Net Asset Value, End of Period	$24.92	$15.81	$17.85	$24.95	$27.91	$23.83
Total Return[3]	57.62%	(11.43)%	(11.94)%	4.82%	19.34%	8.47%
Ratios to Average Net Assets:
Net expenses[4]	2.04%[5]	2.04%	2.01%	2.02%	2.02%	2.01%
Net investment income (loss)	(0.39)%[5]	(0.63)%	(0.50)%	(0.68)%	(0.12)%	(0.05)%
Expense waiver/reimbursement[6]	0.26%[5]	0.22%	0.18%	0.15%	0.16%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,348	$5,716	$9,446	$16,028	$22,462	$21,253
Portfolio turnover	53%	89%	74%	84%	66%	89%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.74	$18.83	$25.93	$28.78	$24.51	$22.91
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.03	0.05	0.02	0.16	0.15
Net realized and unrealized gain (loss)	9.70	(2.05)	(2.99)	1.43	4.74	1.93
Total From Investment Operations	9.75	(2.02)	(2.94)	1.45	4.90	2.08
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.03)	(0.12)	(0.14)	(0.04)
Distributions from net realized gain	—	—	(4.13)	(4.18)	(0.49)	(0.44)
Total Distributions	(0.03)	(0.07)	(4.16)	(4.30)	(0.63)	(0.48)
Net Asset Value, End of Period	$26.46	$16.74	$18.83	$25.93	$28.78	$24.51
Total Return[2]	58.26%	(10.78)%	(11.27)%	5.58%	20.22%	9.23%
Ratios to Average Net Assets:
Net expenses[3]	1.26%[4]	1.27%	1.32%	1.29%	1.28%	1.32%
Net investment income	0.41%[4]	0.16%	0.24%	0.08%	0.61%	0.67%
Expense waiver/reimbursement[5]	0.51%[4]	0.46%	0.40%	0.36%	0.36%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,712	$9,646	$13,675	$16,013	$15,302	$13,010
Portfolio turnover	53%	89%	74%	84%	66%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$17.13	$19.29	$26.48	$29.30	$24.93	$23.31
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.07	0.10	0.09	0.24	0.22
Net realized and unrealized gain (loss)	9.94	(2.08)	(3.06)	1.47	4.83	1.96
Total From Investment Operations	10.01	(2.01)	(2.96)	1.56	5.07	2.18
Less Distributions:
Distributions from net investment income	(0.07)	(0.15)	(0.10)	(0.20)	(0.21)	(0.12)
Distributions from net realized gain	—	—	(4.13)	(4.18)	(0.49)	(0.44)
Total Distributions	(0.07)	(0.15)	(4.23)	(4.38)	(0.70)	(0.56)
Net Asset Value, End of Period	$27.07	$17.13	$19.29	$26.48	$29.30	$24.93
Total Return[2]	58.54%	(10.57)%	(11.05)%	5.87%	20.56%	9.54%
Ratios to Average Net Assets:
Net expenses[3]	1.01%[4]	1.01%	1.01%	1.01%	1.02%	1.01%
Net investment income	0.64%[4]	0.36%	0.50%	0.32%	0.87%	0.95%
Expense waiver/reimbursement[5]	0.30%[4]	0.22%	0.16%	0.12%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,490	$63,019	$203,935	$333,887	$467,881	$468,727
Portfolio turnover	53%	89%	74%	84%	66%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,				Period Ended 9/30/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.15	$19.21	$26.39	$29.19	$24.84	$21.94
Income From Investment Operations:
Net investment income (loss)[2]	0.08	0.09	0.08	0.14	0.25	0.13
Net realized and unrealized gain (loss)	9.95	(2.09)	(3.02)	1.44	4.80	2.77
Total From Investment Operations	10.03	(2.00)	(2.94)	1.58	5.05	2.90
Less Distributions:
Distributions from net investment income	(0.09)	(0.06)	(0.11)	(0.20)	(0.21)	—
Distributions from net realized gain	—	—	(4.13)	(4.18)	(0.49)	—
Total Distributions	(0.09)	(0.06)	(4.24)	(4.38)	(0.70)	—
Net Asset Value, End of Period	$27.09	$17.15	$19.21	$26.39	$29.19	$24.84
Total Return[3]	58.56%	(10.47)%	(11.00)%	5.98%	20.58%	13.22%
Ratios to Average Net Assets:
Net expenses[4]	0.94%[5]	0.94%	0.94%	0.95%	0.95%	0.94%[5]
Net investment income	0.71%[5]	0.53%	0.37%	0.52%	0.94%	1.07%[5]
Expense waiver/reimbursement[6]	0.26%[5]	0.21%	0.14%	0.11%	0.11%	0.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,070	$4,644	$8,297	$56,657	$11,006	$7,207
Portfolio turnover	53%	89%	74%	84%	66%	89%[7]

1	Reflects operations for the period from March 29, 2016 (date of initial investment) to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and LiabilitiesMarch 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $7,136,227 of investments in an affiliated holding* (identified cost $139,958,691)	$192,169,800
Income receivable from an affiliated holding	203,240
Receivable for investments sold	1,024,382
Receivable for shares sold	442,834
Total Assets	193,840,256
Liabilities:
Payable for investments purchased	1,277,791
Payable for shares redeemed	54,480
Payable for investment adviser fee (Note 5)	3,509
Payable for administrative fee (Note 5)	411
Payable for distribution services fee (Note 5)	8,237
Payable for other service fees (Notes 2 and 5)	16,958
Accrued expenses (Note 5)	56,647
Total Liabilities	1,418,033
Net assets for 7,150,754 shares outstanding	$192,422,223
Net Assets Consist of:
Paid-in capital	$146,383,987
Total distributable earnings (loss)	46,038,236
Total Net Assets	$192,422,223
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($67,801,332 ÷ 2,508,434 shares outstanding), no par value, unlimited shares authorized	$27.03
Offering price per share (100/94.50 of $27.03)	$28.60
Redemption proceeds per share	$27.03
Class C Shares:
Net asset value per share ($8,348,284 ÷ 334,977 shares outstanding), no par value, unlimited shares authorized	$24.92
Offering price per share	$24.92
Redemption proceeds per share (99.00/100 of $24.92)	$24.67
Class R Shares:
Net asset value per share ($13,711,951 ÷ 518,179 shares outstanding), no par value, unlimited shares authorized	$26.46
Offering price per share	$26.46
Redemption proceeds per share	$26.46
Institutional Shares:
Net asset value per share ($95,490,432 ÷ 3,528,128 shares outstanding), no par value, unlimited shares authorized	$27.07
Offering price per share	$27.07
Redemption proceeds per share	$27.07
Class R6 Shares:
Net asset value per share ($7,070,224 ÷ 261,036 shares outstanding), no par value, unlimited shares authorized	$27.09
Offering price per share	$27.09
Redemption proceeds per share	$27.09

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of OperationsSix Months Ended March 31, 2021 (unaudited)

Investment Income:
Dividends (including $1,604 received from an affiliated holding* and net of foreign taxes withheld of $5,430)	$1,335,851
Expenses:
Investment adviser fee (Note 5)	726,808
Administrative fee (Note 5)	63,408
Custodian fees	7,065
Transfer agent fees (Note 2)	100,749
Directors’/Trustees’ fees (Note 5)	778
Auditing fees	14,712
Legal fees	11,994
Portfolio accounting fees	47,932
Distribution services fee (Note 5)	57,712
Other service fees (Notes 2 and 5)	81,847
Share registration costs	44,498
Printing and postage	15,930
Miscellaneous (Note 5)	14,977
TOTAL EXPENSES	1,188,410
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(213,140)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(33,982)
TOTAL WAIVERS AND REIMBURSEMENTS	(247,122)
Net expenses	941,288
Net investment income	394,563
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(999) on sales of investments in an affiliated holding*)	24,224,746
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(149) on investments in an affiliated holding*)	46,737,800
Net realized and unrealized gain (loss) on investments	70,962,546
Change in net assets resulting from operations	$71,357,109

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2021	Year Ended 9/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$394,563	$625,150
Net realized gain (loss)	24,224,746	3,605,272
Net change in unrealized appreciation/depreciation	46,737,800	(23,258,403)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,357,109	(19,027,981)
Distributions to Shareholders:
Class A Shares	(64,125)	(217,697)
Class R Shares	(15,319)	(49,102)
Institutional Shares	(251,271)	(1,272,052)
Class R6 Shares	(22,473)	(13,343)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(353,188)	(1,552,194)
Share Transactions:
Proceeds from sale of shares	22,352,755	41,292,956
Net asset value of shares issued to shareholders in payment of distributions declared	336,020	1,479,807
Cost of shares redeemed	(29,822,246)	(191,456,696)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,133,471)	(148,683,933)
Change in net assets	63,870,450	(169,264,108)
Net Assets:
Beginning of period	128,551,773	297,815,881
End of period	$192,422,223	$128,551,773
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 9 portfolios. The financial statements included herein are only those of Federated Hermes Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
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furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $247,122 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$32,887	$(2,926)
Class C Shares	4,648	—
Class R Shares	5,922	—
Institutional Shares	56,250	(15,734)
Class R6 Shares	1,042	—
TOTAL	$100,749	$(18,660)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$72,829
Class C Shares	9,018
TOTAL	$81,847
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2021, the Fund did not have a liability for any
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uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	184,080	$4,120,701	401,853	$6,792,152
Shares issued to shareholders in payment of distributions declared	2,820	63,395	10,372	214,593
Shares redeemed	(341,350)	(7,649,489)	(997,857)	(17,551,781)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(154,450)	$(3,465,393)	(585,632)	$(10,545,036)
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	30,944	$677,343	99,430	$1,566,290
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(57,555)	(1,226,208)	(266,902)	(4,282,376)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(26,611)	$(548,865)	(167,472)	$(2,716,086)
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	73,644	$1,660,385	108,599	$1,765,742
Shares issued to shareholders in payment of distributions declared	695	15,300	2,420	49,028
Shares redeemed	(132,413)	(3,068,912)	(261,067)	(4,597,359)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(58,074)	$(1,393,227)	(150,048)	$(2,782,589)
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	595,764	$15,175,052	1,732,256	$28,971,602
Shares issued to shareholders in payment of distributions declared	10,508	236,426	58,155	1,203,816
Shares redeemed	(755,975)	(16,906,614)	(8,682,700)	(159,668,332)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(149,703)	$(1,495,136)	(6,892,289)	$(129,492,914)
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	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	30,584	$719,274	130,351	$2,197,170
Shares issued to shareholders in payment of distributions declared	928	20,899	597	12,370
Shares redeemed	(41,257)	(971,023)	(292,030)	(5,356,848)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(9,745)	$(230,850)	(161,082)	$(3,147,308)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(398,583)	$(7,133,471)	(7,956,523)	$(148,683,933)
4. FEDERAL TAX INFORMATION
At March 31, 2021, the cost of investments for federal tax purposes was $139,958,691. The net unrealized appreciation of investments for federal tax purposes was $52,211,109. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,797,528 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,586,419.
As of September 30, 2020, the Fund had a capital loss carryforward of $26,362,261 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$18,044,548	$8,317,713	$26,362,261
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2020, for federal income tax purposes, a late year ordinary loss of $23,087 was deferred to October 1, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended March 31, 2021, the Adviser voluntarily waived $211,798 of its fee and voluntarily reimbursed $18,660 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2021, the Adviser reimbursed $1,342.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$27,069	$—
Class R Shares	30,643	(15,322)
TOTAL	$57,712	$(15,322)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2021, FSC retained $2,910 of fees paid by the Fund. For the six months ended March 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2021, FSC retained $701 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2021, FSSC received $4,193 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.07%, 1.30%, 1.01% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended March 31, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $191,100.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2021, were as follows:
Purchases	$81,651,598
Sales	$93,775,016
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7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the financial sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2021, the Fund had no outstanding loans. During the six months ended March 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2021, there were no outstanding loans. During the six months ended March 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,582.50	$8.11
Class C Shares	$1,000	$1,576.20	$13.10
Class R Shares	$1,000	$1,582.60	$8.11
Institutional Shares	$1,000	$1,585.40	$6.51
Class R6 Shares	$1,000	$1,585.60	$6.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.34
Class C Shares	$1,000	$1,014.76	$10.25
Class R Shares	$1,000	$1,018.65	$6.34
Institutional Shares	$1,000	$1,019.90	$5.09
Class R6 Shares	$1,000	$1,020.24	$4.73

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class C Shares	2.04%
Class R Shares	1.26%
Institutional Shares	1.01%
Class R6 Shares	0.94%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Clover Small Value Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CLOVER SMALL VALUE FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Clover Small Value Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2021

Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Hermes Prudent Bear Fund
(formerly, Federated Prudent Bear Fund)
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Hermes Equity Funds
(formerly, Federated Equity Funds)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2020 through March 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2021, the Fund’s portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(77.2)%
Derivative Contracts—Short (notional value)[1]	(42.2)%
U.S. Treasury Security	48.1%
Common Stocks	28.3%
Exchange-Traded Fund	1.0%
Preferred Stock	0.9%
Other Security Type[2]	0.6%
Cash Equivalents[3]	24.4%
Adjustment for Derivative Contracts (notional value)[1]	42.7%
Collateral on Deposit for Securities Sold Short	76.7%
Other Assets and Liabilities—Net[4]	(3.3)%
TOTAL	100%
Semi-Annual Shareholder Report

At March 31, 2021, the Fund’s sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	87.9%
Health Care	1.6%
Communication Services	1.6%
Consumer Staples	1.5%
Industrials	1.5%
Financials	1.3%
Real Estate	1.2%
Utilities	0.9%
Information Technology	0.8%
Consumer Discretionary	0.8%
Materials	0.5%
Energy	0.4%
TOTAL	100%

1
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

2	Other Security Type consists of purchased put options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and
Liabilities.

5
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

6	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY— 48.1%
		U.S. Treasury Bills— 48.1%
$73,000,000	[1,2]	United States Treasury Bill, 0.085%, 7/1/2021 (IDENTIFIED COST $72,984,315)	$72,995,401
		COMMON STOCKS— 28.3%
		Communication Services— 4.2%
800	[3]	Alphabet, Inc., Class A	1,650,016
150,000	[3]	BBTV Holdings Inc.	1,193,602
1,000		Electronic Arts, Inc.	135,370
6,000	[3]	Facebook, Inc.	1,767,180
3,350	[3]	Motorsport Gaming U.S. LLC	77,921
26,000		Verizon Communications, Inc.	1,511,900
		TOTAL	6,335,989
		Consumer Discretionary— 3.3%
450,000	[3]	Deliveroo Holdings PLC	1,783,252
10,000		eBay, Inc.	612,400
85,000	[3]	JOANN Inc.	862,750
3,000		McDonald’s Corp.	672,420
60,000	[3]	Moonpig Group PLC	351,212
2,000		Starbucks Corp.	218,540
1,200	[3]	Ulta Beauty, Inc.	371,004
18,000	[3]	Vasta Platform Ltd.	177,300
		TOTAL	5,048,878
		Consumer Staples— 2.4%
10,000	[3]	Bellring Brands, Inc.	236,100
6,000	[3]	Jde Peet’s B.V.	220,229
6,000		Kroger Co.	215,940
24,000	[3]	Mission Produce, Inc.	456,240
16,000		Philip Morris International, Inc.	1,419,840
3,000		Procter & Gamble Co.	406,290
40,000	[3]	RLX Technology, Inc., ADR	414,400
20,000	[3]	The Duckhorn Portfolio, Inc.	335,600
		TOTAL	3,704,639
		Energy— 0.3%
4,000		Chevron Corp.	419,160
		Financials— 4.9%
6,000		Ally Financial, Inc.	271,260
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Financials— continued
8,000		Citigroup, Inc.	$582,000
132,000	[3]	GoHealth, Inc.	1,543,080
2,000		Goldman Sachs Group, Inc.	654,000
30,276	[3]	Guild Holdings Co.	429,919
6,000		MetLife, Inc.	364,740
96,000	[3]	Oportun Financial Corp.	1,988,160
27,084	[3]	Patria Investments Ltd.	471,803
18,000	[3]	SelectQuote, Inc.	531,180
6,000		Synchrony Financial	243,960
16,000	[3]	Velocity Financial, LLC	141,920
15,000	[3]	Vinci Partners Investments Ltd.	197,250
		TOTAL	7,419,272
		Health Care— 4.8%
15,000	[3]	Akouos, Inc.	208,050
3,000		AmerisourceBergen Corp.	354,210
1,400		Amgen, Inc.	348,334
6,000	[3]	Apria, Inc.	167,580
1,000	[3]	Biogen, Inc.	279,750
16,169	[3]	Checkmate Pharmaceuticals, Inc.	196,292
20,000	[3]	Connect Biopharma Holdings Ltd., ADR	370,000
10,000	[3]	Decibel Therapeutics, Inc.	113,600
100,000	[3]	Dialogue Health Technologies, Inc.	1,219,862
5,000	[3]	Exelixis, Inc.	112,950
12,000	[3]	Freeline Therapeutics Holdings PLC, ADR	147,600
20,000	[3]	Frequency Therapeutics, Inc.	190,000
15,000	[3]	Fusion Pharmaceuticals, Inc.	160,800
12,000	[3]	Galecto, Inc.	72,900
2,600		Gilead Sciences, Inc.	168,038
5,026	[3]	Gracell Biotechnologies, Inc., ADR	77,400
2,000	[3]	Jazz Pharmaceuticals PLC.	328,740
65,000	[3]	Lucira Health, Inc.	786,500
3,000		Merck & Co., Inc.	231,270
3,000	[3]	Neurocrine Biosciences, Inc.	291,750
9,998	[3]	Olink Holding AB, ADR	359,928
30,000	[3]	Ortho Clinical Diagnostics Holdings PLC	578,850
18,194	[3]	PolyPid Ltd.	166,657
500	[3]	Regeneron Pharmaceuticals, Inc.	236,570
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
15,000	[3]	Talis Biomedical Corp.	$192,750
		TOTAL	7,360,381
		Industrials— 2.7%
2,000		Eaton Corp. PLC	276,560
35,000	[3]	InPost S.A.	573,222
1,000		Lockheed Martin Corp.	369,500
1,000		Northrop Grumman Corp.	323,640
40,000	[3]	Parsons Corp.	1,617,600
5,000	[3]	Shoals Technologies Group, Inc.	173,900
6,000	[3]	Southwest Airlines Co.	366,360
10,000	[3]	Sun Country Airlines Holdings	342,800
		TOTAL	4,043,582
		Information Technology— 4.3%
500		Broadcom, Inc.	231,830
20,000	[3]	Cint Group AB	188,700
30,000		Cisco Systems, Inc.	1,551,300
2,000	[3]	Digitalocean Holdings, Inc.	84,260
68,522	[3]	IBEX LTD	1,507,484
11,000		IBM Corp.	1,465,860
1,200	[3]	Keysight Technologies, Inc.	172,080
6,000		Oracle Corp.	421,020
1,500		Qualcomm, Inc.	198,885
40,000	[3]	Semrush Holdings, Inc.	476,400
10,000	[3]	TELUS International (Cda) Inc.	279,800
		TOTAL	6,577,619
		Materials— 1.2%
50,000	[3]	Diversey Holdings, Ltd.	735,500
80,000	[3]	Sprott Physical Gold Trust	1,072,800
		TOTAL	1,808,300
		Real Estate— 0.2%
2,000		Crown Castle International Corp.	344,260
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,239,097)	43,062,080
		PREFERRED STOCK— 0.9%
		Health Care— 0.9%
89,447	[4]	Recursion Pharmaceuticals, Inc. (IDENTIFIED COST $899,998)	1,370,756
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
	[3]	PURCHASED PUT OPTIONS— 0.6%
3,600		SPDR S&P 500 ETF Trust, Notional Amount $142,678,800, Exercise Price $240.00, Expiration Date 6/18/2021	$127,800
1,000		SPDR S&P 500 ETF Trust, Notional Amount $39,633,000, Exercise Price $385.00, Expiration Date 4/16/2021	203,500
1,600		SPDR S&P 500 ETF Trust, Notional Amount $63,412,800, Exercise Price $240.00, Expiration Date 9/17/2021	212,000
1,800		SPDR S&P 500 ETF Trust, Notional Amount $71,339,400, Exercise Price $160.00, Expiration Date 6/18/2021	11,700
2,400		SPDR S&P 500 ETF Trust, Notional Amount $95,119,200, Exercise Price $180.00, Expiration Date 6/18/2021	25,200
2,400		SPDR S&P 500 ETF Trust, Notional Amount $95,119,200, Exercise Price $200.00, Expiration Date 12/17/2021	276,000
2,400		SPDR S&P 500 ETF Trust, Notional Amount $95,119,200, Exercise Price $200.00, Expiration Date 6/18/2021	39,600
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $6,304,580)	895,800
		EXCHANGE-TRADED FUND— 1.0%
44,000		Financial Select Sector SPDR Fund (IDENTIFIED COST $1,514,731)	1,498,200
		INVESTMENT COMPANY— 24.4%
37,072,191		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5] (IDENTIFIED COST $37,072,191)	37,072,191
		TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $161,014,912)[6]	156,894,428
		OTHER ASSETS AND LIABILITIES - NET—(3.3)%[7]	(5,007,229)
		TOTAL NET ASSETS—100%	$151,887,199
SECURITIES SOLD SHORT—(77.2)%
Shares			Value
		Broad Equity Index— (62.7)%
3,200	[3]	ARK Fintech Innovation ETF	$163,520
2,100		ARK Industrial Innovation ETF	176,274
1,050		ARK Web x.0 ETF	154,812
13,500		Invesco QQQ Trust Series 1	4,308,255
38,000		iShares FTSE/Xinhua China 25	1,773,080
15,000		iShares MSCI Brazil Capped ETF	501,750
50,000		iShares MSCI Canada Index Fund	1,702,500
20,000		iShares MSCI EAFE ETF	1,517,400
58,000		iShares MSCI Emerging Markets ETF	3,093,720
37,000		iShares Russell 2000 ETF	8,174,780
Semi-Annual Shareholder Report

Shares			Value
		Broad Equity Index— continued
186,000		S&P Depositary Receipts Trust	$73,717,380
		TOTAL	95,283,471
		Communication Services— (1.9)%
25,000		Communication Services Select Sector SPDR	1,833,000
8,500	[3]	DISH Network Corp., Class A	307,700
300	[3]	Netflix, Inc.	156,498
3,500		New York Times Co., Class A	177,170
2,000	[3]	T-Mobile USA, Inc.	250,580
1,000		Walt Disney Co.	184,520
		TOTAL	2,909,468
		Consumer Discretionary— (0.9)%
7,200		Consumer Discretionary Select Sector SPDR Fund	1,210,104
3,300	[3]	Terminix Global Holdings, Inc.	157,311
		TOTAL	1,367,415
		Consumer Staples— (1.8)%
3,000		Bunge Ltd.	237,810
19,000		Consumer Staples Select Sector SPDR Fund	1,297,890
2,500		Hormel Foods Corp.	119,450
2,800		McCormick & Co., Inc.	249,648
2,300		PepsiCo, Inc.	325,335
10,500		The Coca-Cola Co.	553,455
		TOTAL	2,783,588
		Energy— (0.4)%
4,000		Exxon Mobil Corp.	223,320
3,000		Marathon Petroleum Corp.	160,470
5,000		ONEOK, Inc.	253,300
		TOTAL	637,090
		Financials— (1.6)%
3,500		Axis Capital Holdings Ltd.	173,495
800		CME Group, Inc.	163,384
2,000		Cullen Frost Bankers, Inc.	217,520
9,000		Loews Corp.	461,520
460	[3]	Markel Corp.	524,225
1,400		Reinsurance Group of America	176,470
6,000		Truist Financial Corp.	349,920
10,000		Umpqua Holdings Corp.	175,500
5,000		Wells Fargo & Co.	195,350
		TOTAL	2,437,384
		Health Care— (1.9)%
700		Becton Dickinson & Co.	170,205
7,000	[3]	Boston Scientific Corp.	270,550
4,000	[3]	Centene Corp.	255,640
Semi-Annual Shareholder Report

Shares			Value
		Health Care— continued
700		Cooper Cos., Inc.	$268,863
9,000	[3]	Elanco Animal Health, Inc.	265,050
2,300		Encompass Health Corp.	188,370
1,400		Medtronic PLC	165,382
4,000		Perrigo Co. PLC	161,880
8,000		SPDR S&P Biotech ETF	1,085,200
300		Teleflex, Inc.	124,638
		TOTAL	2,955,778
		Industrials— (1.8)%
3,000		3M Co.	578,040
21,700		Industrial Select Sector SPDR Fund	2,136,365
		TOTAL	2,714,405
		Information Technology— (0.9)%
500	[3]	Ansys, Inc.	169,780
1,600	[3]	Cree, Inc.	173,008
2,200	[3]	Dell Technologies, Inc.	193,930
1,400		Fidelity National Information Services, Inc.	196,854
12,000		Hewlett Packard Enterprise Co.	188,880
2,000		Paychex, Inc.	196,040
600	[3]	Tyler Technologies, Inc.	254,718
		TOTAL	1,373,210
		Materials— (0.7)%
12,500		Materials Select Sector SPDR Fund	985,000
		Real Estate— (1.5)%
9,400		Equity Commonwealth	261,320
3,500		Federal Realty Investment Trust	355,075
33,000		Real Estate Select Sector SPDR Fund	1,303,170
7,200		VEREIT, Inc.	278,064
		TOTAL	2,197,629
		Utilities— (1.1)%
1,400		Atmos Energy Corp.	138,390
4,800		Edison International	281,280
17,000		Utilities Select Sector SPDR Fund	1,088,680
1,700		Xcel Energy, Inc.	113,067
		TOTAL	1,621,417
		Total Securities Sold Short (PROCEEDS $79,278,720)	$117,265,855
Semi-Annual Shareholder Report

At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
3S&P 500 E-Mini Short Futures	211	$41,856,070	June 2021	$(356,596)
3E-Mini Russel 2000 Short Futures	200	$22,225,000	June 2021	$1,096,430
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$739,834
Net Unrealized Appreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2021, were as follows:
	Value as of 9/30/2020	Purchases at Cost	Proceeds from Sales
Health Care:
Akouos, Inc.	$137,220	$164,555	$—
Frequency Therapeutics, Inc.	$461,040	$292,037	$(789,433)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$598,260	$456,592	$(789,433)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2021	Shares Held as of 3/31/2021	Dividend Income

$(93,725)	$—	$208,050	15,000	$—
$61,279	$165,077	$190,000	20,000	$—
$(32,446)	$165,077	$398,050	35,000	$—
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2020	$159,462,830
Purchases at Cost	$135,872,855
Proceeds from Sales	$(258,263,494)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 3/31/2021	$37,072,191
Shares Held as of 3/31/2021	37,072,191
Dividend Income	$8,897

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$72,995,401	$—	$72,995,401
Purchased Put Options	895,800	—	—	895,800
Equity Securities:
Common Stocks
Domestic	30,209,129	—	—	30,209,129
International	12,059,500	793,451	—	12,852,951
Preferred Stock
Domestic	—	—	1,370,756	1,370,756
Exchange-Traded Fund	1,498,200	—	—	1,498,200
Investment Company	37,072,191	—	—	37,072,191
TOTAL SECURITIES	$81,734,820	$73,788,852	$1,370,756	$156,894,428
Other Financial Instruments:
Assets
Futures Contracts	$1,096,430	$—	$—	$1,096,430
Liabilities
Securities Sold Short	(117,265,855)	—	—	(117,265,855)
Futures Contracts	(356,596)	—	—	(356,596)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(116,526,021)	$—	$—	$(116,526,021)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.11	$12.58	$13.27	$16.27	$19.50	$22.70
Income From Investment Operations:
Net investment income (loss)[2]	(0.13)	(0.19)	0.10	(0.11)	(0.25)	(0.26)
Net realized and unrealized gain (loss)	(1.61)	(2.21)	(0.79)	(2.89)	(2.98)	(2.94)
Total From Investment Operations	(1.74)	(2.40)	(0.69)	(3.00)	(3.23)	(3.20)
Less Distributions:
Distributions from net investment income	—	(0.07)	—	—	—	—
Net Asset Value, End of Period	$8.37	$10.11	$12.58	$13.27	$16.27	$19.50
Total Return[3]	(17.21)%	(19.15)%	(5.20)%	(18.44)%	(16.56)%	(14.10)%
Ratios to Average Net Assets:
Net expenses[4]	3.13%[5]	2.85%	2.84%	3.54%	3.34%	3.23%[6]
Net expenses excluding dividends and other expenses related to short sales	1.78%[5]	1.78%	1.78%	1.89%	1.78%	1.76%[6]
Net investment income (loss)	(2.85)%[5]	(1.65)%	0.74%	(0.74)%	(1.40)%	(1.22)%
Expense waiver/reimbursement[7]	0.13%[5]	0.11%	0.09%	0.10%	0.07%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,768	$59,987	$53,827	$57,253	$82,782	$151,943
Portfolio turnover	69%	247%	313%	284%	315%	430%

1
On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and
(2) since the Fund’s total number of shares outstanding decreased, the net asset value per Fund
Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund’s net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.

2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 3.23%, after taking into account these expense reductions for the year ended September 30, 2016. The net expense ratio excluding dividends and other expenses related to short sales is also calculated without reduction for these fees paid indirectly for expense offset arrangements.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.81	$10.98	$11.67	$14.42	$17.41	$20.40
Income From Investment Operations:
Net investment income (loss)[2]	(0.14)	(0.25)	0.00[3]	(0.20)	(0.34)	(0.37)
Net realized and unrealized gain (loss)	(1.41)	(1.92)	(0.69)	(2.55)	(2.65)	(2.62)
Total From Investment Operations	(1.55)	(2.17)	(0.69)	(2.75)	(2.99)	(2.99)
Net Asset Value, End of Period	$7.26	$8.81	$10.98	$11.67	$14.42	$17.41
Total Return[4]	(17.59)%	(19.76)%	(5.91)%	(19.07)%	(17.17)%	(14.66)%
Ratios to Average Net Assets:
Net expenses[5]	3.90%[6]	3.63%	3.59%	4.28%	4.09%	3.98%[7]
Net expenses excluding dividends and other expenses related to short sales	2.53%[6]	2.53%	2.53%	2.63%	2.53%	2.51%[7]
Net investment income (loss)	(3.62)%[6]	(2.46)%	0.01%	(1.49)%	(2.16)%	(1.98)%
Expense waiver/reimbursement[8]	0.13%[6]	0.11%	0.09%	0.10%	0.07%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,173	$12,696	$10,422	$12,090	$18,278	$29,624
Portfolio turnover	69%	247%	313%	284%	315%	430%

1
On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and
(2) since the Fund’s total number of shares outstanding decreased, the net asset value per Fund
Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund’s net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.

2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 3.98%, after taking into account these expense reductions for the year ended September 30, 2016. The net expense ratio excluding dividends and other expenses related to short sales is also calculated without reduction for these fees paid indirectly for expense offset arrangements.

8
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.38	$12.92	$13.59	$16.63	$19.88	$23.00
Income From Investment Operations:
Net investment income (loss)[2]	(0.12)	(0.22)	0.14	(0.07)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	(1.66)	(2.21)	(0.81)	(2.97)	(3.05)	(2.92)
Total From Investment Operations	(1.78)	(2.43)	(0.67)	(3.04)	(3.25)	(3.12)
Less Distributions:
Distributions from net investment income	—	(0.11)	—	—	—	—
Net Asset Value, End of Period	$8.60	$10.38	$12.92	$13.59	$16.63	$19.88
Total Return[3]	(17.15)%	(18.97)%	(4.93)%	(18.28)%	(16.35)%	(13.57)%
Ratios to Average Net Assets:
Net expenses[4]	2.75%[5]	2.64%	2.56%	3.26%	3.04%	2.93%[6]
Net expenses excluding dividends and other expenses related to short sales	1.53%[5]	1.53%	1.53%	1.63%	1.53%	1.51%[6]
Net investment income (loss)	(2.49)%[5]	(1.79)%	1.03%	(0.48)%	(1.09)%	(0.92)%
Expense waiver/reimbursement[7]	0.13%[5]	0.09%	0.09%	0.10%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,945	$196,933	$77,603	$86,727	$107,720	$172,765
Portfolio turnover	69%	247%	313%	284%	315%	430%

1
On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and
(2) since the Fund’s total number of shares outstanding decreased, the net asset value per Fund
Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund’s net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.

2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.93%, after taking into account these expense reductions for the year ended September 30, 2016. The net expense ratio excluding dividends and other expenses related to short sales is also calculated without reduction for these fees paid indirectly for expense offset arrangements.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMarch 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $37,072,191 of investment in an affiliated holding and $398,050 of investment in affiliated companies* (identified cost $161,014,912)	$156,894,428
Cash denominated in foreign currencies (identified cost $102)	102
Deposit at broker for short sales	117,632,166
Income receivable	24,619
Income receivable from an affiliated holding	1,062
Interest receivable on short positions	12,574
Receivable for investments sold	1,011,367
Receivable for shares sold	237,860
Total Assets	275,814,178
Liabilities:
Securities sold short, at value (proceeds $79,278,720)	117,265,855
Dividends payable on short positions	263,556
Payable for investments purchased	5,528,256
Payable for shares redeemed	204,399
Payable for variation margin on futures contracts	508,835
Payable for investment adviser fee (Note 5)	4,427
Payable for administrative fee (Note 5)	328
Payable for distribution services fee (Note 5)	5,981
Payable for other service fees (Notes 2 and 5)	17,102
Accrued expenses (Note 5)	128,240
Total Liabilities	123,926,979
Net assets for 17,989,405 shares outstanding	$151,887,199
Net Assets Consist of:
Paid-in capital	$1,115,001,039
Total distributable earnings (loss)	(963,113,840)
Total Net Assets	$151,887,199
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($40,768,450 ÷ 4,873,447 shares outstanding), no par value, unlimited shares authorized	$8.37
Offering price per share (100/94.50 of $8.37)	$8.86
Redemption proceeds per share	$8.37
Class C Shares:
Net asset value per share ($9,173,311 ÷ 1,262,726 shares outstanding), no par value, unlimited shares authorized	$7.26
Offering price per share	$7.26
Redemption proceeds per share (99.00/100 of $7.26)	$7.19
Institutional Shares:
Net asset value per share ($101,945,438 ÷ 11,853,232 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share	$8.60

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended March 31, 2021 (unaudited)

Investment Income:
Dividends (including $8,897 received from an affiliated holding* and net of foreign taxes withheld of $235)	$219,509
Interest	48,803
TOTAL INCOME	268,312
Expenses:
Investment adviser fee (Note 5)	1,242,986
Administrative fee (Note 5)	78,284
Custodian fees	19,661
Transfer agent fees	149,336
Directors’/Trustees’ fees (Note 5)	1,044
Auditing fees	16,615
Legal fees	5,208
Portfolio accounting fees	44,682
Distribution services fee (Note 5)	40,302
Other service fees (Notes 2 and 5)	73,294
Share registration costs	61,112
Printing and postage	21,577
Miscellaneous (Note 5)	15,288
Expenses related to short positions	1,249,532
TOTAL EXPENSES	3,018,921
Waiver/reimbursement of investment adviser fee (Note 5)	(129,220)
Net expenses	2,889,701
Net investment income (loss)	(2,621,389)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Short Sales:
Net realized gain on investments (including net realized gain of $165,077 on sales of investments in affiliated companies*)	$11,952,224
Net realized gain on foreign currency transactions	42,436
Net realized loss on futures contracts	(22,590,796)
Net realized loss on short sales	(34,002,436)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(32,446) on investments in affiliated companies*)	777,328
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(873)
Net change in unrealized depreciation of futures contracts	2,082,231
Net change in unrealized depreciation of securities sold short	4,069,636
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and short sales	(37,670,250)
Change in net assets resulting from operations	$(40,291,639)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2021	Year Ended 9/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,621,389)	$(4,222,981)
Net realized gain (loss)	(44,598,572)	(52,556,773)
Net change in unrealized appreciation/depreciation	6,928,322	(42,345,617)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(40,291,639)	(99,125,371)
Distributions to Shareholders:
Class A Shares	—	(298,160)
Institutional Shares	—	(631,166)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(929,326)
Share Transactions:
Proceeds from sale of shares	145,733,094	750,374,039
Net asset value of shares issued to shareholders in payment of distributions declared	—	870,654
Cost of shares redeemed	(223,170,224)	(523,426,433)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,437,130)	227,818,260
Change in net assets	(117,728,769)	127,763,563
Net Assets:
Beginning of period	269,615,968	141,852,405
End of period	$151,887,199	$269,615,968
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 9 portfolios. The financial statements included herein are only those of Federated Hermes Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
Semi-Annual Shareholder Report

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $129,220 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$59,881
Class C Shares	13,413
TOTAL	$73,294
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $82,806,889. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to increase returns and to manage individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
The average market value of purchased put options held by the Fund throughout the period was $1,670,600. This is based on amounts held as of each month-end throughout the six-month period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended March 31, 2021, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(34,002,436) and $4,069,636, respectively.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts		$—	Payable for variation margin on futures contracts	$(739,834)*
Equity contracts	Purchased options, within Investment in securities at value	895,800		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$895,800		$(739,834)

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(22,590,796)	$(1,932,842)	$(24,523,638)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[2]	Total
Equity contracts	$2,082,231	$(2,011,068)	$71,163

2	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,838,867	$17,002,072	6,984,958	$88,152,318
Shares issued to shareholders in payment of distributions declared	—	—	24,235	288,639
Shares redeemed	(2,901,281)	(26,709,930)	(5,351,337)	(63,485,389)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,062,414)	$(9,707,858)	1,657,856	$24,955,568
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	219,571	$1,787,584	1,108,513	$12,305,574
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(398,126)	(3,164,663)	(616,145)	(6,342,497)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(178,555)	$(1,377,079)	492,368	$5,963,077
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,280,230	$126,943,438	49,596,234	$649,916,147
Shares issued to shareholders in payment of distributions declared	—	—	47,667	582,015
Shares redeemed	(20,405,727)	(193,295,631)	(36,671,028)	(453,598,547)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,125,497)	$(66,352,193)	12,972,873	$196,899,615
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,366,466)	$(77,437,130)	15,123,097	$227,818,260
4. FEDERAL TAX INFORMATION
At March 31, 2021, the cost of investments for federal tax purposes was $161,014,912. The net unrealized depreciation of investments for federal tax purposes was $3,380,650. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,681,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,062,299. The amounts presented are inclusive of derivative contracts.
As of September 30, 2020, the Fund had a capital loss carryforward of $865,104,566 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$655,446,520	$209,658,046	$865,104,566
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2020, for federal income tax purposes, a late year ordinary loss of $3,802,086 was deferred to October 1, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2021, the Adviser voluntarily waived $105,973 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2021, the Adviser reimbursed $23,247.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$40,302
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2021, FSC retained $23,156 of fees paid by the Fund.
For the six months ended March 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2021, FSC retained $5,395 in sales charges from the sale of Class A Shares. For the six months ended March 31, 2021, FSC also retained $804 and $9,790 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended March 31, 2021, FSSC received $7,593 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”) , respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended March 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $456,120 and $114,660, respectively. Net realized gain recognized on these transactions was $42,660.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2021, were as follows:
Purchases	$212,260,223
Sales	$130,888,694
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2021, the Fund had no outstanding loans. During the six months ended March 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2021, there were no outstanding loans. During the six months ended March 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic
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risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$827.90	$14.26
Class C Shares	$1,000	$824.10	$17.74
Institutional Shares	$1,000	$828.50	$12.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,009.32	$15.68
Class C Shares	$1,000	$1,005.48	$19.50
Institutional Shares	$1,000	$1,011.22	$13.79

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	3.13%
Class C Shares	3.90%
Institutional Shares	2.75%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Prudent Bear Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES PRUDENT BEAR FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Semi-Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Prudent Bear Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Prudent Bear Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 24, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2021